TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
TAXATION
23.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas; therefore only the Federal Income tax of 35% is applied as there is no income sourced from Delaware for income tax purposes. The Texas sourced pass through income from investments is taxed at the partner level. CMS (USA) is incorporated in the State of Texas, U.S.A. in 2013 and does not conduct any substantive operations of its own. The amount of profits tax made for US Proton was RMB1,246, nil and nil for the year ended December 31, 2014, 2015, and 2016.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2015 and 2016. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the years presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2011 to 2016 remain subject to examination by the tax authorities.

Income (loss) from continuing operations before income taxes consists of:

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Non – PRC	(17,561)	(81,559)	(141,602)	(20,395)
PRC	193,207	76,305	(62,996)	(9,073)
	175,646	(5,254)	(204,598)	(29,468)

The current and deferred components of the income tax expense from continuing operations appearing in the consolidated statements of comprehensive income (loss) are as follows:

	For the Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Current tax expense	56,526	92,693	25,617	3,690
Deferred tax expense (benefit)	24,324	(18,668)	34,869	5,022
	80,850	74,025	60,486	8,712

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Income (loss) from continuing operations before income taxes	175,646	(5,254)	(204,598)	(29,468)
Income tax computed at the tax rate of 25%	43,912	(1,314)	(51,150)	(7,367)
Effect of different tax rates in different jurisdictions	2,960	9,718	10,400	1,498
Non-deductible expenses	10,955	4,682	6,942	1,000
Non-taxable income	—	(2,580)	—	—
Interests and penalties on unrecognized tax positions	2,044	9,041	1,467	211
Changes in valuation allowance	466	11,889	73,847	10,636
Withholding tax	20,513	42,589	18,980	2,734
	80,850	74,025	60,486	8,712

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2015	2016	2016
	RMB	RMB	US$
Balance at the beginning of year	20,320	36,090	5,198
Additions based on tax positions related to the current year	11,983	9,507	1,369
Additions related to prior year tax position	5,944	2,308	332
Reversal related to prior year tax position	—	(3,743)	(539)
Reversal from prior year withholding tax	—	(4,069)	(586)
Decrease due to statute of limitation	(2,157)	(1,673)	(241)
Balance at the end of year	36,090	38,420	5,533

As of December 31, 2015 and 2016, the Group had recorded RMB61,487 and RMB65,284(US$9,403) as an accrual for unrecognized tax benefit and related interest and penalties, respectively, which is included in account of “accrued expenses and other liabilities”. As of December 31, 2015 and 2016, there were RMB18,874 and RMB21,300 (US$3,068) of unrecognized tax benefits that if recognized would affect the annual effective tax rate. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The basis for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities of the PRC subsidiaries. The Company recognized an increase amounting to RMB2,044, RMB9,041,  RMB1,467(US$211) in interest and penalties during the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the Company recognized accumulated interest and penalties of RMB25,397 and RMB26,864(US$3,870) respectively.

The components of deferred taxes are as follows:

	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	39,145	69,261	9,976
Depreciation and amortization	32,164	22,673	3,266
Property, plant and equipment impairment	5,771	16,853	2,427
Deposits for non-current assets	5,548	6,400	922
Allowance for net investment in financing lease	—	4,518	651
Allowance for doubtful accounts	1,595	1,088	157
Deferred revenue	1,152	1,061	153
Long term receivables	432	1,303	188
Intangible assets	929	795	115
Accrued expenses	883	980	141
Capital allowances	437	542	78
Others	1,041	1,321	189
Total deferred tax assets	89,097	126,795	18,263
less:Valuation allowance**	(40,714)	(114,561)	(16,500)
Net deferred tax assets	48,383	12,234	1,763

Deferred tax liabilities
Withholding tax for PRC entities	(34,175)	(42,970)	(6,189)
Loss from transfer of a subsidiary	(5,632)	(5,632)	(811)
Equity investment	(6,569)	(5,159)	(743)
Property, plant and equipment	(2,303)	(2,456)	(354)
Disposal of JWYK	(3,422)	(2,282)	(329)
Deferred costs	(3,345)	(67)	(10)
Intangible assets	(8,819)	(1,768)	(255)
Revenue generated from financing lease	(2,014)	(863)	(124)
Long-term deferred assets	(1,350)	(695)	(100)

Total deferred tax liabilities	(67,629)	(61,892)	(8,915)

Deferred tax assets, net***	31,516	—	—

Deferred tax liabilities, net***	(50,762)	(49,658)	(7,152)

*
As of December 31, 2016, the Company had net operating losses from several of its PRC and oversea entities of RMB238,670(US$34,376), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2016 will expire in years 2017 to 2021 if not utilized.

**
The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

***
As at December 31, 2015 and 2016, deferred tax assets of approximately RMB16,867 and RMB12,234 (US$1,763) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	2015	2016	2016
	RMB	RMB	US$
Balance at the beginning of year	(6,534)	(40,714)	(5,864)
Acquisition of CHS	(22,291)	-	-
Change in valuation allowance during the current year	(11,889)	(73,847)	(10,636)
Balance at the end of year	(40,714)	(114,561)	(16,500)

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax.

Under the Corporate Income Tax (“CIT”) Law and its implementation rules, a withholding tax of 10%, unless reduced by a double tax treaty or arrangement, is applied on dividends distributed to non-PRC-resident corporate investors from PRC-resident enterprises. The Company’s total distributable earnings from PRC entities are RMB492,920(US$70,995) as of December 31, 2016, among which RMB63,208(US$9,104) pre-2008 earnings are not subject to withholding tax under prevailing tax law. Related withholding tax of RMB42,970(US$6,189) was quantified and accrued as of December 31, 2016.

Value-added taxes

Due to the overall VAT reform since May 1, 2016. Generally revenue earned from the provision of leasing and technical services is subject to 5% business tax for contracts prior to 2012 till April 30, 2016, and starting from May 1, 2016, such income derived from the contracts signed prior to 2012 could adopt the simple tax calculation method as be subject to 3% VAT levy rate. Generally revenue earned from the provision of leasing and technical services is subject to 17% value added tax (“VAT”) for leasing and 6% for technical service for contracts signed after 2012 in the PRC.According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the “SAT”), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary’s position that it’s not subject to business tax for those profit sharing cooperation arrangements.